COMMITMENTS AND CONTINGENCY (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCY [Abstract]
Rental and Bandwidth expenses under operating leases from continuing operations	$ 22,244	$ 27,258	$ 26,133
Rental and Bandwidth expenses under operating leases from discontinuing operations	8,603	9,982	9,576
Series C Preferred Stock [Member] | Loadstar [Member] | Within Fiscal Year 2015 [Member]
Investment commitment
Payment for equity method investments	$ 4,200